Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest costs [abstract]
Interest on borrowings	¥ 1,891	¥ 1,628	¥ 1,444
Interest relating to obligations under finance leases	2,409	2,009	1,598
Interest relating to provision for early retirement benefits (Note 46)		1	1
Total interest expense on financial liabilities not at fair value through profit or loss	4,300	3,638	3,043
Less: interest expense capitalised (Note)	(1,085)	(908)	(624)
Interest expense net of capitalized	3,215	2,730	2,419
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17)	(13)	17	46
Interest expense	¥ 3,202	¥ 2,747	¥ 2,465